Other income and (expenses) - Summary of other operating income (expense) (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss) [abstract]
Proceeds from sale of written-off loan portfolios	S/ 587,895	S/ 466,264	S/ 714,379